Exhibit 99.1
Nelnet Student Loan Funding, LLC
Nelnet Student Loan Trust 2008-2
Quarterly Servicing Report
Quarterly Distribution Date: 9/25/2008
Collection Period Ending: 8/31/2008
Table of Contents

Page
I. Principal Parties to the Transaction	2

II. Explanations, Definitions, Abbreviations	2

III. Deal Parameters	3
A. Student Loan Portfolio Characteristics
B. Notes
C. Reserve Fund
D. Other Fund Balances

IV. Transactions for the Time Period	4

V. Cash Receipts for the Time Period	5

VI. Payment History and CPRs	5

VII. Cash Payment Detail and Available Funds for the Time Period	6

VIII. Waterfall for Distribution	7

IX. Distributions	8
A. Distribution Amounts
B. Principal Distribution Amount Reconciliation
C. Additional Principal Paid
D. Reserve Fund Reconciliation
E. Note Balances

X. Portfolio Characteristics	9

XI. Portfolio Characteristics by School and Program	9

XII. Servicer Totals	9

XIII. Collateral Tables	10
Distribution of the Student Loans by Geographic Location
Distribution of the Student Loans by Guarantee Agency
Distribution of the Student Loans by Number of Months Remaining Until Scheduled Maturity
Distribution of the Student Loans by Borrower Payment Status
Distribution of the Student Loans by Range of Principal Balance
Distribution of the Student Loans by Number of Days Delinquent
Distribution of the Student Loans by Interest Rate
Distribution of the Student Loans by SAP Interest Rate Index
Distribution of the Student Loans by Date of Disbursement

XIV. Trigger Information	12

XV. Interest Rates for Next Distribution Date	12

XVI. Items to Note	12

I. Principal Parties to the Transaction

Issuer	Nelnet Student Loan Trust 2008-2

Sponsor	Nelnet, Inc.

Master Servicer	National Education Loan Network, Inc. (“NELN”)

Arranges for and oversees the performance of the Subservicer with respect to the trust’s student loans. If the Master Servicer breaches any covenant under the master servicing agreement with respect to a trust’s student loan, generally it has to cure the breach, purchase that student loan or reimburse the trust for losses resulting from the breach. The Master Servicer is paid a monthly servicing fee and is also entitled to receive a carry-over servicing fee for the performance of these services.

Subservicer	Nelnet, Inc.

Administrator	National Education Loan Network, Inc. (“NELN”)

On each monthly servicing payment date and on each quarterly distribution date, directs the Indenture Trustee to make the required distributions from the funds established under the indenture. In addition, prepares, based on periodic data received from the Subservicer, and provides quarterly and annual distribution statements to the Eligible Lender Trustee and the Indenture Trustee and any related federal income tax reporting. The Administrator is compensated quarterly for the performance of these services.

Eligible Lender Trustee	Zions First National Bank

Indenture Trustee	Zions First National Bank

Acts for the benefit of and to protect the interests of the noteholders and acts as paying agent for the notes. Also acts on behalf of the noteholders and represents their interests in the exercise of their rights under the indenture. The Indenture Trustee is compensated quarterly for these services.

Delaware Trustee	M&T Trust Company of Delaware

Nelnet Student Loan Trust 2008-2 is a Delaware statutory trust formed by Nelnet Student Loan Funding, LLC pursuant to a trust agreement by and between Nelnet Student Loan Funding, LLC, as Sponsor and initial certificateholder, and Wells Fargo Delaware Trust Company, as Delaware Trustee. The trust was created for the purpose of facilitating the financing of student loans and other financial assets, and to engage in activity in connection therewith. The Delaware Trustee receives an annual fee and will continue to do so for the life of this trust.

II. Explanations / Definitions / Abbreviations

Cash Flows	During any given collection period, monies flow into the collection fund, representing multiple items including but not limited to, borrower payments, government interest benefit and special allowance payments, investment income and guarantor claim payments. Expenses are paid from these monies on both a monthly and quarterly basis (including but not limited to the fees mentioned under “Principal Parties”, above, along with principal and interest payments). Any resultant amount (generally occurring after parity equals or exceeds 100% and the principal shortfall is satisfied), flows from the trust to the Sponsor.

Record Date	With respect to a distribution date, the close of business on the day preceding such distribution date.

Claim Write-Offs	Amounts not reimbursed by the government guarantees of the Higher Education Act.

CPR	Constant Prepayment Rate — the annualized, compounded SMM (Single Month Mortality) rate. In any given month, the SMM measures the percentage of the beginning pool balance that was paid back earlier than scheduled.

Principal Shortfall	Generally, a principal shortfall is generated on the initial distribution date, due to a difference in the calculation of ‘principal distribution amount’ on the initial distribution date as compared to subsequent distribution dates. On the initial distribution date, the ‘principal distribution amount’ is calculated by subtracting the adjusted pool balance as of the end of the collection period from the outstanding amount of the notes (i.e., initial issuance). On subsequent distribution dates, the amount is calculated (generally) by subtracting the ending adjusted pool balance from the outstanding amount of notes. Therefore, the principal shortfall generally represents the variance between the note issuance amount and the funds used and/or set aside to purchase student loan principal and interest. The difference between these two amounts may be attributable to the proceeds of the notes initially transferred to a reserve fund, a capitalized interest fund or set aside for payment of costs of issuance related to the closing of the trust.

Parity Ratio	Represents the comparison between the trust’s assets and liabilities. Generally, when the Parity Ratio equals or exceeds 100% and the principal shortfall is satisfied, excess earnings are allowed to be released from the trust and flow to the Sponsor.

Total Note Factor/ Note Pool Factor	Represents the remaining portion of the original debt (aggregate basis/tranche basis).

III. Deal Parameters

A. Student Loan Portfolio Characteristics	5/31/2008	Activity	8/31/2008
i. Portfolio Principal Balance	$427,945,084.90	$(1,311,017.58)	$426,634,067.32
ii. Interest Expected to be Capitalized	26,449,642.39		29,070,383.11

iii. Pool Balance	$454,394,727.29		$455,704,450.43

iv. Adjusted Pool Balance (Pool Balance + Specified Reserve Fund Balance + Capitalized Interest Fund)	$484,895,867.81		$485,122,473.16

v. Other Accrued Interest	$2,310.09		$18,519.17
vi. Weighted Average Coupon (WAC)	6.716%		5.293%
vii. Weighted Average Remaining Months to Maturity (WARM)	142.85		139.66
viii. Number of Loans	117,158		116,798
ix. Number of Borrowers	46,605		46,477
x. Average Borrower Indebtedness	9,182.39		9,179.47
xi. Portfolio Yield ((Trust Income — Trust Expenses) / (Student Loans + Cash))	0.9152%		0.2608%

B. Notes	CUSIP	Spread	Coupon Rate	6/25/2008%		Interest Due	9/25/2008%
i. Class A-1 Notes	64032H AA8	0.70%	3.50438%	$79,000,000.00	16.91%	707,495.56	$79,000,000.00	16.91%
ii. Class A-2 Notes	64032H AB6	1.00%	3.80438%	171,000,000.00	36.60%	1,662,513.30	171,000,000.00	36.60%
iii. Class A-3 Notes	64032H AC4	1.20%	4.00438%	56,000,000.00	11.99%	573,071.52	56,000,000.00	11.99%
iv. Class A-4 Notes	64032H AD2	1.70%	4.50438%	161,210,000.00	34.50%	1,855,718.94	161,210,000.00	34.50%

v. Total Notes				$467,210,000.00	100.00%	$4,798,799.32	$467,210,000.00	100.00%

LIBOR Rate for Accrual Period:	2.80438%	Collection Period:
First Date in Accrual Period	6/25/2008	First Date in Collection Period	6/1/2008	Record Date	9/24/2008
Last Date in Accrual Period	9/24/2008	Last Date in Collection Period	8/31/2008	Distribution Date	9/25/2008
Days in Accrual Period	92

C. Reserve Fund	5/31/2008	8/31/2008
i. Required Reserve Fund Balance	0.25%	0.25%
ii. Specified Reserve Fund Balance	$1,135,986.82	$1,139,261.13
iii. Reserve Fund Floor Balance	$482,034.23	$482,034.23
iv. Reserve Fund Balance after Distribution Date	$1,135,986.82	$1,139,261.13

D. Other Fund Balances	5/31/2008	8/31/2008
i. Collection Fund	$4,361,042.66	$4,981,932.68
ii. Capitalized Interest Fund	$29,365,153.70	$28,278,761.60
(* For further information regarding Fund detail, see Section VII — J, “Collection Fund Reconciliation”.)

Total Fund Balances	$34,862,183.18	$34,399,955.41

IV. Transactions for the Time Period 06/01/2008 — 08/31/2008

A. Student Loan Principal Collection Activity
i. Regular Principal Collections		$658,159.78
ii. Principal Collections from Guarantor		215,801.20
iii. Principal Repurchases/Reimbursements by Servicer		—
iv. Principal Repurchases/Reimbursements by Seller		—
v. Paydown due to Loan Consolidation		571,504.33
vi. Principal Write-Offs Reimbursed to the Trust		—
vii. Other System Adjustments		—

viii. Total Principal Collections		$1,445,465.31

B. Student Loan Non-Cash Principal Activity
i. Principal Realized Losses — Claim Write-Offs		$—
ii. Principal Realized Losses — Other		61.86
iii. Other Adjustments		111,367.04
iv. Capitalized Interest		(245,876.63)

v. Total Non-Cash Principal Activity		$(134,447.73)

C. Student Loan Principal Additions
i. New Loan Additions		$—

ii. Total Principal Additions		$—

D. Total Student Loan Principal Activity (Aviii + Bv + Cii)		$1,311,017.58

E. Student Loan Interest Activity
i. Regular Interest Collections		$135,751.28
ii. Interest Collections from Guarantor		1,100.17
iii. Late Fees & Other		6.98
iv. Interest Repurchases/Reimbursements by Servicer		—
v. Interest Repurchases/Reimbursements by Seller		—
vi. Interest due to Loan Consolidation		34,046.31
vii. Interest Write-Offs Reimbursed to the Trust
viii. Other System Adjustments		—
ix. Special Allowance Payments		(1,406,136.99)
x. Interest Benefit Payments		3,626,826.28

xi. Total Interest Collections		$2,391,594.03

F. Student Loan Non-Cash Interest Activity
i. Interest Losses — Claim Write-Offs		$—
ii. Interest Losses — Other		776.13
iii. Other Adjustments		(11.08)
iv. Capitalized Interest		245,876.63

v. Total Non-Cash Interest Adjustments		$246,641.68

G. Student Loan Interest Additions
i. New Loan Additions		$—

ii. Total Interest Additions		$—

H. Total Student Loan Interest Activity (Exi + Fv + Gii)		$2,638,235.71

I. Defaults Paid this Quarter (Aii + Eii)		$216,901.37
J. Cumulative Defaults Paid to Date		$310,139.24

K. Interest Expected to be Capitalized
Interest Expected to be Capitalized — Beginning (III-A-ii)	5/31/2008	$26,449,642.39
Interest Capitalized into Principal During Collection Period (IV-B-iv)		(245,876.63)
Change in Interest Expected to be Capitalized		2,866,617.35

Interest Expected to be Capitalized — Ending (III-A-ii)	8/31/2008	$29,070,383.11

V. Cash Receipts for the Time Period 06/01/2008 — 08/31/2008

A. Principal Collections
i. Principal Payments Received — Cash	$873,960.98
ii. Principal Received from Loans Consolidated	571,504.33
iii. Principal Payments Received — Servicer Repurchases/Reimbursements	—
iv. Principal Payments Received — Seller Repurchases/Reimbursements	—

v. Total Principal Collections	$1,445,465.31

B. Interest Collections
i. Interest Payments Received — Cash	$136,851.45
ii. Interest Received from Loans Consolidated	34,046.31
iii. Interest Payments Received — Special Allowance and Interest Benefit Payments	2,220,689.29
iv. Interest Payments Received — Servicer Repurchases/Reimbursements	—
v. Interest Payments Received — Seller Repurchases/Reimbursements	—
vi. Late Fees & Other	6.98

vii. Total Interest Collections	$2,391,594.03

C. Other Reimbursements	$99,815.82

D. Investment Earnings	$191,217.67

E. Total Cash Receipts during Collection Period	$4,128,092.83

VI. Payment History and CPRs

Distribution	Adjusted	Current Quarter	Cumulative	Prepayment
Date	Pool Balance	CPR	CPR	Volume
6/25/2008	$484,895,867.81	51.730%	51.730%	$108,981
9/25/2008	$485,122,473.16	1.420%	21.890%	$787,306

VII. Cash Payment Detail and Available Funds for the Time Period 06/01/2008 — 08/31/2008

Funds Previously Remitted: Collection Account

A. Servicing Fees	$346,427.50

B. Trustee Fees	$7,416.64

C. Delaware Trustee Fees	$—

D. Administration Fees	$37,829.05

E. Interest Payments on Notes	$4,201,921.72

F. Amount Released to Depositor	$—

G. Principal Payments on Notes	$—

H. Transfer to Department Rebate Fund	$—
Funds Previously Remitted: Acquisition Fund

	Principal	Interest
I. New Loan Purchases	$—	$—	$—

J. Collection Fund Reconciliation
i. Beginning Balance:	5/31/2008	$4,361,042.66
ii. Principal Paid During Collection Period (G)		—
iii. Interest Paid During Collection Period (E)		(4,201,921.72)
iv. Deposits During Collection Period (V — A-v + B-vii + C)		3,936,875.16
v. Payments out During Collection Period (A + B + C + D + F)		(391,673.19)
vi. Total Investment Income Received for Quarter (V — D)		191,217.67
vii. Funds Transferred from the Capitalized Interest Fund		1,086,392.10
viii. Funds transferred from the Department Rebate Fund		—
ix. Excess Reserve Fund transferred on prior Distribution Date		—

x. Funds Available for Distribution		$4,981,932.68

VIII. Waterfall for Distribution

			Remaining
			Funds Balance
A. Total Available Funds for Distribution (VII — J — x)		$4,981,932.68		$4,981,932.68

B. To pay to the Master Servicer, the Trustee and the Delaware Trustee, pro rata, based on amounts owed to each such party, without preference or priority of any kind, the

Servicing Fee (to the extent remaining unpaid following the monthly servicing payment date) — Current Month		$117,955.00		$4,863,977.68
Trustee Fee — Current Quarter		$8,245.85		$4,855,731.83
Delaware Trustee Fee — Current Year		$—		$4,855,731.83

respectively, due on such Quarterly Distribution Date, in each case, together with such fees remaining unpaid from prior Quarterly Distribution Dates (and, in the case of the Servicing Fees, prior Monthly Servicing Payment Dates);

C. To pay to the Administrator, the Administration Fee due on such Quarterly Distribution Date — Current Quarter and all unpaid Administration Fees from prior Quarterly Distribution Dates;	$ $	56,932.51 —	$ $	4,798,799.32 4,798,799.32

D. To pay (A) to the Class A Noteholders of each class of the Class A Notes, the portion of the Class A Noteholders’ Interest Distribution Amount payable to such class on such Quarterly Distribution Date

i. Class A-1		$707,495.56		$4,091,303.76
ii. Class A-2		$1,662,513.30		$2,428,790.46
iii. Class A-3		$573,071.52		$1,855,718.94
iv. Class A-4		$1,855,718.94		$—
v. Total Class A Noteholders’ Interest Distribution		$4,798,799.32

and (B) to pay to the Counterparty, any Issuer Derivative Payments owed to such Counterparty on such Quarterly Distribution Date (excluding Termination Payments other than Priority Termination Payments), pro rata, based on amounts owed to each such party, without preference or priority of any kind;		$—		$—

E. To the Depositor, an amount equal to the unpaid interest accrued on the Financed Eligible Loans subsequent to the Cutoff Date but prior to the Date of Issuance, until such amount has been paid in full;		$—		$—

F. To the applicable Noteholders, the Principal Distribution Amount in the following order:
i. to pay to the Class A-1 Noteholders until the Class A-1 Notes have been paid in full;		$—		$—
ii. to pay to the Class A-2 Noteholders until the Class A-2 Notes have been paid in full;		$—		$—
iii. to pay to the Class A-3 Noteholders until the Class A-3 Notes have been paid in full;		$—		$—
iv. to pay to the Class A-4 Noteholders until the Class A-4 Notes have been paid in full;		$—		$—
v. Total Class A Noteholders’ Principal Distribution		$—

G. To deposit to the Reserve Fund, the amount, if any, necessary to reinstate the balance of the Reserve Fund up to the Specified Reserve Fund Balance;		$—		$—

H. To pay to the Master Servicer, the aggregate unpaid amount of any Carryover Servicing Fee, if any;		$—		$—

I. To pay to the Counterparties, pro rata, without preference or priority of any kind, any accrued and unpaid Termination Payments due to each such Counterparty under the applicable Derivative product;		$—		$—

J. In the event the Financed Eligible Loans are not sold pursuant to the optional purchase or mandatory auction provisions, to pay as an accelerated payment of principal balance of the Notes then Outstanding, to the Noteholders in the same order and priority as set forth in F(i) through F(iv) above, until the principal amount of the Notes is paid in full;

i. Class A-1		$—		$—
ii. Class A-2		$—		$—
iii. Class A-3		$—		$—
iv. Class A-4		$—		$—

K. And, to release to the Issuer any remaining funds.		$—		$—

IX. Distributions
A.

Distribution Amounts	Combined	Class A-1	Class A-2	Class A-3	Class A-4
i. Quarterly Interest Due	$4,798,799.32	$707,495.56	$1,662,513.30	$573,071.52	$1,855,718.94
ii. Quarterly Interest Paid	4,798,799.32	707,495.56	1,662,513.30	573,071.52	1,855,718.94

iii. Interest Shortfall	$—	$—	$—	$—	$—

iv. Quarterly Principal Paid	$—	$—	$—	$—	$—

v. Total Distribution Amount	$4,798,799.32	$707,495.56	$1,662,513.30	$573,071.52	$1,855,718.94

B.
Principal Distribution Amount Reconciliation

i. Aggregate Principal Amount of Notes as of	8/31/2008	$467,210,000.00
ii. Adjusted Pool Balance as of	8/31/2008	485,122,473.16
iii. Amount stated in the ‘Principal Distribution’ Definition		16,340,000.00

iv. Principal Distribution, per Indenture (i-(ii-iii))		(1,572,473.16)
v. Amount Due on a Note Final Maturity Date		—

iv. Total Principal Distribution Amount as defined by Indenture		$—
vii. Actual Principal Distribution Amount based on amounts in Collection Fund		—

vi. Principal Distribution Amount Shortfall		$—
vii. Senior Noteholders’ Principal Distribution Amount		$—

Principal Distribution from Reserve Fund Excess (D-v)		$—

Total Principal Distribution Amount Paid		$—

C.
Additional Principal Paid

i. Notes Outstanding Principal Balance		$467,210,000.00
ii. Less: Principal Distribution Amount		—

iii. Basis for Parity Calculation	9/25/2008	$467,210,000.00

iv. Adjusted Pool Balance
Student Loan Principal Balance		$426,634,067.32
Interest Expected to be Capitalized		29,070,383.11
Capitalized Interest Fund Balance		28,278,761.60
Reserve Fund Balance		1,139,261.13
v. Other Accrued Interest		18,519.17

vi. Total Assets for Parity Ratio	8/31/2008	$485,140,992.33

vii. Parity %		103.84%
Apply Excess Reserve to Unpaid Principal of Notes		Yes
D.
Reserve Fund Reconciliation

i. Beginning of Period Balance	5/31/2008	$1,135,986.82
ii. Amounts, if any, necessary to reinstate the balance (VIII — G)		—

iii. Total Reserve Fund Balance Available		$1,135,986.82
iv. Required Reserve Fund Balance		1,139,261.13

v. Excess Reserve — Apply to Unpaid Principal		$—
Deposit of Funds to Reserve Fund		3,274.31

vi. Ending Reserve Fund Balance		$1,139,261.13
E.

Note Balances	6/25/2008	Paydown Factors	9/25/2008
i. Total Note Factor	1.0000000000	0.0000000000	1.0000000000

ii. A-1 Note Balance	$79,000,000.00		$79,000,000.00
A-1 Note Pool Factor	1.0000000000	0.0000000000	1.0000000000

iii. A-2 Note Balance	$171,000,000.00		$171,000,000.00
A-2 Note Pool Factor	1.0000000000	0.0000000000	1.0000000000

iv. A-3 Note Balance	$56,000,000.00		$56,000,000.00
A-3 Note Pool Factor	1.0000000000	0.0000000000	1.0000000000

v. A-4 Note Balance	$161,210,000.00		$161,210,000.00
A-4 Note Pool Factor	1.0000000000	0.0000000000	1.0000000000

X. Portfolio Characteristics

	WAC		Number of Loans		WARM		Principal Amount		%
Status	5/31/2008	8/31/2008	5/31/2008	8/31/2008	5/31/2008	8/31/2008	5/31/2008	8/31/2008	5/31/2008	8/31/2008
Interim:
In School
Subsidized Loans	6.715%	5.256%	52,112	45,965	148	148	$170,350,895.26	$147,104,199.41	39.81%	34.48%
Unsubsidized Loans	6.720%	5.357%	40,773	35,328	147	147	$163,245,374.31	$136,806,269.80	38.15%	32.07%
Grace
Subsidized Loans	6.706%	5.206%	13,539	18,949	126	124	$48,717,369.73	$69,736,123.69	11.38%	16.35%
Unsubsidized Loans	6.711%	5.311%	10,561	15,325	126	124	$45,199,415.67	$69,005,079.80	10.56%	16.17%

Total Interim	6.715%	5.289%	116,985	115,567	143	140	$427,513,054.97	$422,651,672.70	99.90%	99.07%

Repayment
Active
0-30 Days Delinquent	6.920%	5.606%	103	926	119	122	$251,345.40	$3,184,626.99	0.06%	0.75%
31-60 Days Delinquent	0.000%	6.189%	0	72	—	117	$0.00	$151,008.10	0.00%	0.04%
61-90 Days Delinquent	0.000%	6.287%	0	28	—	116	$0.00	$56,989.78	0.00%	0.01%
91-120 Days Delinquent	0.000%	5.697%	0	24	—	115	$0.00	$54,729.78	0.00%	0.01%
121-150 Days Delinquent	0.000%	0.000%	0	0	—	—	$0.00	$0.00	0.00%	0.00%
151-180 Days Delinquent	0.000%	0.000%	0	0	—	—	$0.00	$0.00	0.00%	0.00%
181-210 Days Delinquent	0.000%	0.000%	0	0	—	—	$0.00	$0.00	0.00%	0.00%
211-240 Days Delinquent	0.000%	0.000%	0	0	—	—	$0.00	$0.00	0.00%	0.00%
241-270 Days Delinquent	0.000%	0.000%	0	0	—	—	$0.00	$0.00	0.00%	0.00%
271-300 Days Delinquent	0.000%	0.000%	0	0	—	—	$0.00	$0.00	0.00%	0.00%
>300 Days Delinquent	0.000%	0.000%	0	0	—	—	$0.00	$0.00	0.00%	0.00%

Deferment
Subsidized Loans	6.620%	5.177%	1	43	131	134	$2,625.00	$108,544.83	0.00%	0.03%
Unsubsidized Loans	6.620%	4.946%	1	34	131	133	$4,500.49	$134,136.62	0.00%	0.03%

Forbearance
Subsidized Loans	6.940%	5.647%	16	57	123	122	$38,555.59	$132,713.26	0.01%	0.03%
Unsubsidized Loans	7.014%	5.798%	13	31	123	122	$54,686.32	$112,385.64	0.01%	0.03%

Total Repayment	6.931%	5.612%	134	1,215	120	122	$351,712.80	$3,935,135.00	0.08%	0.92%

Claims In Process	7.091%	6.292%	39	16	120	120	$80,317.13	$47,259.62	0.02%	0.01%
Aged Claims Rejected	0.000%	0.000%	0	0	0	0	$0.00	$0.00	0.00%	0.00%

Grand Total	6.716%	5.293%	117,158	116,798	143	140	$427,945,084.90	$426,634,067.32	100.00%	100.00%

XI. Portfolio Characteristics by School and Program as of 8/31/2008

	WAC	WARM	Number of Loans	Principal Amount	%
Loan Type
Stafford — Subsidized	5.243%	140	65,590	$218,691,848.55	51.26%
Stafford — Unsubsidized	5.345%	139	51,208	$207,942,218.77	48.74%
PLUS Loans	0.000%	0	0	$0.00	0.00%
SLS Loans	0.000%	0	0	$0.00	0.00%
Consolidation Loans	0.000%	0	0	$0.00	0.00%

Total	5.293%	140	116,798	$426,634,067.32	100.00%

School Type
Consolidation Uncoded*	0.000%	0	0	$0.00	0.00%
Four Year Institution	5.336%	139	100,594	$385,831,900.67	90.44%
Community/2-Year	4.386%	147	11,701	$25,088,585.06	5.88%
Vocational/Trade	5.650%	137	4,397	$15,273,453.63	3.58%
Unknown	6.413%	137	106	$440,127.96	0.10%

Total	5.293%	140	116,798	$426,634,067.32	100.00%

*	Refers to consolidation loans for which the school type applicable to the loans the borrower consolidated is unavailable.
XII. Servicer Totals 8/31/2008

$426,634,067.32	Nelnet, Inc.

XIII. Collateral Tables as of 8/31/2008
Distribution of the Student Loans by Geographic Location*

Location	Number of Loans	Principal Balance	Percent by Principal
Alabama	544	$1,742,707.99	0.41%
Alaska	161	$558,381.09	0.13%
American Samoa	3	$6,634.69	0.00%
Arizona	67	$404,475.89	0.10%
Arkansas	308	$1,187,086.95	0.28%
Armed Forces Atlantic	1	$2,625.00	0.00%
Armed Forces Europe	7	$25,000.00	0.01%
Armed Forces Pacific	8	$23,896.01	0.01%
British Columbia, Canada	1	$8,500.00	0.00%
California	7,381	$44,685,382.33	10.47%
Colorado	20,794	$60,694,937.18	14.23%
Connecticut	64	$255,030.33	0.06%
Delaware	23	$108,295.99	0.03%
District Of Columbia	155	$621,520.87	0.15%
Florida	1,622	$7,271,165.70	1.70%
Foreign Country	99	$281,466.24	0.07%
Georgia	1,133	$4,300,197.86	1.01%
Guam	34	$137,181.47	0.03%
Hawaii	269	$993,916.53	0.23%
Idaho	102	$389,048.66	0.09%
Illinois	2,975	$9,040,865.49	2.12%
Indiana	12,357	$38,708,151.00	9.07%
Iowa	243	$850,407.77	0.20%
Kansas	349	$1,273,770.43	0.30%
Kentucky	1,194	$3,822,451.97	0.90%
Louisiana	1,330	$4,413,170.30	1.03%
Maine	121	$469,371.62	0.11%
Marshall Islands	3	$10,659.00	0.00%
Maryland	358	$1,419,278.88	0.33%
Massachusetts	75	$457,589.50	0.11%
Michigan	19,708	$85,125,293.78	19.95%
Minnesota	231	$664,940.77	0.16%
Mississippi	102	$397,058.60	0.09%
Missouri	2,298	$6,182,977.77	1.45%
Montana	62	$218,260.25	0.05%
Nebraska	19	$135,864.96	0.03%
Nevada	280	$1,110,004.71	0.26%
New Hampshire	19	$68,582.58	0.02%
New Jersey	611	$2,225,324.19	0.52%
New Mexico	322	$1,022,731.04	0.24%
New York	5,635	$18,413,073.13	4.32%
North Carolina	300	$1,155,369.39	0.27%
North Dakota	35	$95,212.62	0.02%
Ohio	1,848	$6,468,986.84	1.52%
Oklahoma	11,693	$36,236,295.18	8.49%
Oregon	336	$1,273,857.33	0.30%
Pennsylvania	600	$2,226,535.65	0.52%
Puerto Rico	39	$136,204.50	0.03%
Rhode Island	11	$46,293.07	0.01%
South Carolina	207	$803,926.09	0.19%
South Dakota	74	$338,671.82	0.08%
Tennessee	515	$1,833,621.61	0.43%
Texas	18,610	$70,763,578.89	16.59%
Unknown	7	$27,125.00	0.01%
Utah	131	$636,481.60	0.15%
Vermont	5	$10,956.50	0.00%
Virgin Islands	2	$6,687.00	0.00%
Virginia	619	$2,204,921.39	0.52%
Washington	351	$1,390,113.89	0.33%
West Virginia	44	$225,154.61	0.05%
Wisconsin	221	$755,058.94	0.18%
Wyoming	82	$271,736.88	0.06%

Total	116,798	$426,634,067.32	100.00%

*	Based on billing addresses of borrowers shown on servicer’s records.
Distribution of the Student Loans by Guarantee Agency

Guarantee Agency	Number of Loans	Principal Balance	Percent by Principal
MGA	19,579	$84,473,916.66	19.80%
TGSLC	21,965	$79,769,916.44	18.70%
COAC	23,547	$68,446,068.18	16.04%
USAF	11,624	$37,912,039.19	8.89%
OGSLP	12,227	$37,778,634.57	8.86%
CSAC	4,671	$27,232,308.06	6.38%
NSLP	5,261	$23,789,163.62	5.58%
SHESC	5,355	$16,990,750.45	3.98%
GLHEC	1,543	$10,479,915.71	2.46%
KHEAA	2,832	$9,520,202.53	2.23%
ASA	1,986	$8,351,447.30	1.96%
ISAC	2,205	$6,242,203.61	1.46%
EAC	778	$4,098,615.39	0.96%
NELA	670	$2,457,806.51	0.58%
NJOSA	643	$1,914,498.61	0.45%
LOSFA	657	$1,827,906.81	0.43%
OSFA	196	$1,531,450.92	0.36%
MSLP	301	$925,165.50	0.22%
RIHEAA	59	$876,873.22	0.21%
FAME	177	$647,192.52	0.15%
SLGFA	170	$534,908.34	0.13%
ECMC	208	$416,220.21	0.10%
TSAC	124	$327,645.42	0.08%
PHEAA	7	$47,288.00	0.01%
GHEAC	5	$17,200.00	0.00%
CSLF	5	$12,750.00	0.00%
ICSAC	3	$11,979.55	0.00%

Total	116,798	$426,634,067.32	100.00%

Distribution of the Student Loans by # of Months Remaining Until Scheduled Maturity

Number of Months	Number of Loans	Principal Balance	Percent by Principal
0 to 23	—	$0.00	0.00%
24 to 35	—	$0.00	0.00%
36 to 47	—	$0.00	0.00%
48 to 59	—	$0.00	0.00%
60 to 71	—	$0.00	0.00%
72 to 83	—	$0.00	0.00%
84 to 95	—	$0.00	0.00%
96 to 107	—	$0.00	0.00%
108 to 119	1,034	$3,348,529.19	0.79%
120 to 131	41,650	$166,714,376.80	39.08%
132 to 143	32,652	$118,789,746.90	27.84%
144 to 155	19,684	$67,117,488.35	15.73%
156 to 167	9,435	$30,655,699.71	7.19%
168 to 179	5,224	$17,206,926.97	4.03%
180 to 191	3,765	$11,439,833.15	2.68%
192 to 203	2,552	$8,557,805.43	2.01%
204 to 215	372	$1,194,098.32	0.28%
216 to 227	263	$820,757.36	0.19%
228 to 239	90	$275,551.38	0.07%
240 to 251	—	$0.00	0.00%
252 to 263	—	$0.00	0.00%
264 to 275	—	$0.00	0.00%
276 to 287	—	$0.00	0.00%
288 to 299	11	$59,928.87	0.01%
300 to 311	49	$354,183.89	0.08%
312 to 323	7	$49,375.00	0.01%
324 to 335	2	$17,356.00	0.00%
336 to 347	1	$4,205.00	0.00%
348 to 360	2	$6,166.00	0.00%
361 and Greater	5	$22,039.00	0.01%

Total	116,798	$426,634,067.32	100.00%

XIII. Collateral Tables as of 8/31/2008 (continued from previous page)
Distribution of the Student Loans by Borrower Payment Status

Payment Status	Number of Loans	Principal Balance	Percent by Principal
Year 1	116,773	$426,565,428.86	99.98%
Year 2	24	$65,620.27	0.02%
Year 3	1	$3,018.19	0.00%
Year 4 or greater	—	$0.00	0.00%

Total	116,798	$426,634,067.32	100.00%

Distribution of the Student Loans by Range of Principal Balance

Principal balance	Number of Loans	Principal Balance	Percent by Principal
$499.99 Or Less	3,733	$1,121,239.87	0.26%
$500.00 to $999.99	7,408	$5,599,677.36	1.31%
$1,000.00 to $1,999.99	17,525	$25,542,988.42	5.99%
$2,000.00 to $2,999.99	33,576	$84,521,808.46	19.81%
$3,000.00 to $3,999.99	16,384	$56,959,904.80	13.35%
$4,000.00 to $5,999.99	24,768	$118,933,133.85	27.88%
$6,000.00 to $7,999.99	2,425	$16,734,595.58	3.92%
$8,000.00 to $9,999.99	6,679	$57,324,621.10	13.44%
$10,000.00 to $14,999.99	3,054	$32,139,661.75	7.53%
$15,000.00 to $19,999.99	487	$8,505,573.70	1.99%
$20,000.00 to $24,999.99	483	$10,776,995.49	2.53%
$25,000.00 to $29,999.99	81	$2,203,410.91	0.52%
$30,000.00 to $34,999.99	143	$4,365,371.03	1.02%
$35,000.00 to $39,999.99	52	$1,905,085.00	0.45%
$40,000.00 to $44,999.99	—	$0.00	0.00%
$45,000.00 to $49,999.99	—	$0.00	0.00%
$50,000.00 to $54,999.99	—	$0.00	0.00%
$55,000.00 to $59,999.99	—	$0.00	0.00%
$60,000.00 to $64,999.99	—	$0.00	0.00%
$65,000.00 to $69,999.99	—	$0.00	0.00%
$70,000.00 to $74,999.99	—	$0.00	0.00%
$75,000.00 to $79,999.99	—	$0.00	0.00%
$80,000.00 to $84,999.99	—	$0.00	0.00%
$85,000.00 to $89,999.99	—	$0.00	0.00%
$90,000.00 and Greater	—	$0.00	0.00%

Total	116,798	$426,634,067.32	100.00%

Distribution of the Student Loans by Number of Days Delinquent

Days Delinquent	Number of Loans	Principal Balance	Percent by Principal
0 to 30	116,673	$426,369,089.66	99.94%
31 to 60	72	$151,008.10	0.04%
61 to 90	29	$59,239.78	0.01%
91 to 120	24	$54,729.78	0.01%
121 and Greater	—	$0.00	0.00%

Total	116,798	$426,634,067.32	100.00%

Distribution of the Student Loans by Interest Rate

Interest Rate	Number of Loans	Principal Balance	Percent by Principal
2.50% to 2.99%	—	$0.00	0.00%
3.00% to 3.49%	—	$0.00	0.00%
3.50% to 3.99%	63,005	$200,046,911.13	46.89%
4.00% to 4.49%	584	$1,930,573.62	0.45%
4.50% to 4.99%	—	$0.00	0.00%
5.00% to 5.49%	9	$28,726.83	0.01%
5.50% to 5.99%	—	$0.00	0.00%
6.00% to 6.49%	—	$0.00	0.00%
6.50% to 6.99%	53,194	$224,620,633.74	52.65%
7.00% to 7.49%	—	$0.00	0.00%
7.50% to 7.99%	—	$0.00	0.00%
8.00% to 8.49%	6	$7,222.00	0.00%
8.50% to 8.99%	—	$0.00	0.00%
9.00% or greater	—	$0.00	0.00%

Total	116,798	$426,634,067.32	100.00%

Distribution of the Student Loans by SAP Interest Rate Index

SAP Interest Rate	Number of Loans	Principal Balance	Percent by Principal
90 Day CP Index	116,548	$425,822,283.45	99.81%
91 Day T-Bill Index	250	$811,783.87	0.19%

Total	116,798	$426,634,067.32	100.00%

Distribution of the Student Loans by Date of Disbursement

Disbursement Date	Number of Loans	Principal Balance	Percent by Principal
Post-October 1, 1993	116,792	$426,626,845.32	100.00%
Pre-October 1, 1993	6	$7,222.00	0.00%

Total	116,798	$426,634,067.32	100.00%

XIV. Trigger Information

A. The Depositor or its assignee shall have the option to purchase all of the Financed Eligible Loans on the earlier of (a) the September 2019 Quarterly Distribution Date and (b) the date that is the tenth (10th) Business Day preceding the Quarterly Distribution Date next succeeding the last day of the Collection Period on which the then outstanding Pool Balance is 10% or less of the Initial Pool Balance (each, an “Optional Purchase Date”).

1. Is this Distribution Date the September 2019 Distribution Date?	No

2. What is the percent of the current Pool Balance to the Initial Pool Balance?	94.54%

i. Were the Financed Eligible Loans optionally purchased during the previous collection period, or are they being purchased on this Distribution Date?		No

B. If the Depositor, or any assignee of its rights under Section “A” above, does not exercise its option to purchase Financed Eligible Loans pursuant to Section “A” above, the Trustee (or its designated agent) shall, promptly after the Business Day next succeeding the Optional Purchase Date, offer for sale Financed Eligible Loans in an amount sufficient to redeem all Notes Outstanding on such Quarterly Distribution Date, and any such sale shall be consummated on or before such Quarterly Distribution Date (the “Trust Auction Date”).

1. Has the Sponsor or its assignee not exercised its option pursuant to “A” above?	N/A

i. Shall the Trustee offer for sale the Financed Eligible Loans?		No
XV. Interest Rates for Next Distribution Date

Class of Notes	CUSIP	Spread	Coupon Rate
A-1 Notes	64032H AA8	0.70%	3.91125%
A-2 Notes	64032H AB6	1.00%	4.21125%
A-3 Notes	64032H AC4	1.20%	4.41125%
A-4 Notes	64032H AD2	1.70%	4.91125%

LIBOR Rate for Accrual Period	3.21125%
First Date in Accrual Period	9/25/2008
Last Date in Accrual Period	12/25/2008
Days in Accrual Period	92
XVI. Items to Note
Carryover Servicing Fees that remain unpaid on this Quarterly Distribution Date are $118.93.